Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other equity instruments [line items]
Borrowings	€ 1,982	€ 3,013
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 923	923	€ 923
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	USD
Coupon rate	floating CMS rate
Coupon date, as of	Quarterly, July 15
Year of next call	2026
Borrowings	€ 402	402	402
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	EUR
Coupon rate	floating DSL rate
Coupon date, as of	Quarterly, July 15
Year of next call	2026
Borrowings	€ 521	€ 521	€ 521